Earnings/(Losses) Per Share	6 Months Ended
Jun. 30, 2023
Earnings/(Losses) Per Share

17.  Earnings/(Losses) Per Share

(i)   Basic earnings/(losses) per share

Basic earnings/(losses) per share is calculated by dividing the net income/(loss) attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the period. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic earnings/(losses) per share.

	Six Months Ended June 30,
	2023	2022
Weighted average number of outstanding ordinary shares in issue	846,928,863	849,283,553
Net income/(loss) attributable to the Company (US$’000)	168,551	(162,861)
Basic earnings/(losses) per share attributable to the Company (US$ per share)	0.20	(0.19)

(ii)  Diluted earnings/(losses) per share

Diluted earnings/(losses) per share is calculated by dividing net income/(loss) attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share options and LTIP awards issued by the Company using the treasury stock method.

	Six Months Ended June 30,
	2023	2022
Weighted average number of outstanding ordinary shares in issue	846,928,863	849,283,553
Effect of share options and LTIP awards (note)	20,061,747	—
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	866,990,610	849,283,553
Net income/(loss) attributable to the Company (US$’000)	168,551	(162,861)
Diluted earnings/(losses) per share attributable to the Company (US$ per share)	0.19	(0.19)

Note: For the six months ended June 30, 2022, the share options and LTIP awards issued by the Company were not included in the calculation of diluted losses per share because of their anti-dilutive effect.